SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Sale and leaseback) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 29, 2024	Dec. 31, 2023	Jan. 01, 2023
Analysis of income and expense [abstract]
Proceeds from sales of distribution centres	$ 51,000
Right-of-use assets	3,900	$ 95,568	$ 81,447	$ 77,958
Lease liabilities	15,500	117,420	98,061
Gains (losses) arising from sale and leaseback transactions	25,000	$ 0	$ 25,010
Gains (losses) arising from sale and leaseback transactions, after tax	$ 15,500